Revenue From Contracts With Customers - Schedule of Group's Revenue from External Customers (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 2,627	€ 2,001	€ 2,030
LUXEMBOURG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	249	79	49
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,023	713	759
GERMANY
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	309	321	329
UNITED KINGDOM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	149	203	214
FRANCE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	89	74	78
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	255	205	205
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 553	€ 406	€ 396